Lease arrangements - Summary of lease liability (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of lease liabilities
Total lease liabilities	£ (103)	£ (141)
Property
Disclosure of lease liabilities
Current lease liabilities	(37)	(55)
Non-current lease liabilities	(63)	(82)
Non-property
Disclosure of lease liabilities
Current lease liabilities	(1)	(2)
Non-current lease liabilities	£ (2)	£ (2)